Contingencies	12 Months Ended
Dec. 31, 2015
Contingencies [Abstract]
Contingencies

NOTE 22 — CONTINGENCIES

Litigation

CIT is involved, and from time to time in the future may be involved, in a number of pending and threatened judicial, regulatory, and arbitration proceedings relating to matters that arise in connection with the conduct of its business (collectively, “Litigation”). In view of the inherent difficulty of predicting the outcome of Litigation matters, particularly when such matters are in their early stages or where the claimants seek indeterminate damages, CIT cannot state with confidence what the eventual outcome of the pending Litigation will be, what the timing of the ultimate resolution of these matters will be, or what the eventual loss, fines, or penalties related to each pending matter will be, if any. In accordance with applicable accounting guidance, CIT establishes reserves for Litigation when those matters present loss contingencies as to which it is both probable that a loss will occur and the amount of such loss can be reasonably estimated. Based on currently available information, CIT believes that the results of Litigation that is currently pending, taken together, will not have a material adverse effect on the Company’s financial condition, but may be material to the Company’s operating results or cash flows for any particular period, depending in part on its operating results for that period. The actual results of resolving such matters may be substantially higher than the amounts reserved.

For certain Litigation matters in which the Company is involved, the Company is able to estimate a range of reasonably possible losses in excess of established reserves and insurance. For other matters for which a loss is probable or reasonably possible, such an estimate cannot be determined. For Litigation where losses are reasonably possible, management currently estimates the aggregate range of reasonably possible losses as up to $185 million in excess of established reserves and insurance related to those matters, if any. This estimate represents reasonably possible losses (in excess of established reserves and insurance) over the life of such Litigation, which may span a currently indeterminable number of years, and is based on information currently available as of December 31, 2015. The matters underlying the estimated range will change from time to time, and actual results may vary significantly from this estimate.

Those Litigation matters for which an estimate is not reasonably possible or as to which a loss does not appear to be reasonably possible, based on current information, are not included within this estimated range and, therefore, this estimated range does not represent the Company’s maximum loss exposure.

The foregoing statements about CIT’s Litigation are based on the Company’s judgments, assumptions, and estimates and are necessarily subjective and uncertain. The Company has several hundred threatened and pending judicial, regulatory and arbitration proceedings at various stages. Several of the Company’s Litigation matters are described below.

LAC-MÉGANTIC, QUEBEC DERAILMENT

On July 6, 2013, a freight train including five locomotives and seventy-two tank cars carrying crude oil derailed in the town of Lac-Mégantic, Quebec. Nine of the tank cars were owned by The CIT Group/Equipment Financing, Inc. (“CIT/EF”) (a wholly-owned subsidiary of the Company) and leased to Western Petroleum Company (“WPC”), a subsidiary of World Fuel Services Corp. (“WFS”). Two of the locomotives were owned by CIT/EF and leased to Montreal, Maine & Atlantic Railway, Ltd. (“MMA”), a subsidiary of Rail World, Inc., the railroad operating the freight train at the time of the derailment.

The derailment was followed by explosions and fire, which resulted in the deaths of over forty people and an unknown number of injuries, the destruction of more than thirty buildings in Lac-Mégantic, and the release of crude oil on land and into the Chaudière River. The extent of the property and environmental damage has not yet been determined. Twenty lawsuits were filed in Illinois by representatives of the deceased in connection with the derailment. The Company was named as a defendant in seven of the Illinois lawsuits, together with 13 other defendants, including WPC, MMA (who was dismissed without prejudice as a result of its chapter 11 bankruptcy filing on August 7, 2013), and the lessors of the other locomotives and tank cars. Liability could be joint and several among some or all of the defendants. All but two of these cases were consolidated in the U.S. District Court in the Northern District of Illinois and transferred to the U.S. District Court in Maine. The Company was named as an additional defendant in a class action in the Superior Court of Quebec, Canada. The plaintiffs in the U.S. and Canadian actions asserted claims of negligence and strict liability based upon alleged design defect against the Company in connection with the CIT/EF tank cars. The Company has rights of indemnification and defense against its lessees, WPC and MMA (a debtor in bankruptcy), and also has rights as an additional insured under liability coverage maintained by the lessees. On July 28, 2014, the Company commenced a lawsuit against WPC in the U.S. District Court in the District of Minnesota to enforce its rights of indemnification and defense. In addition to its indemnification and insurance rights against its lessees, the Company and its subsidiaries maintained contingent and general liability insurance for claims of this nature.

The Lac-Mégantic derailment triggered a number of regulatory investigations and actions. The Transportation Safety Board of Canada issued its final report on the cause(s) of the derailment in September 2014. In addition, Quebec’s Environment Ministry has issued an order to WFS, WPC, MMA, and Canadian Pacific Railway (which allegedly subcontracted with MMA) to pay for the full cost of environmental clean-up and damage assessment related to the derailment.

Effective on November 4, 2015, the Company settled all claims that have been or could be asserted in the various pending lawsuits with MMA’s U.S. bankruptcy trustee and the Canadian bankruptcy monitor. In addition, the Company settled its indemnification claims against the lessees. The settlements, net of insurance and indemnification recoveries and existing reserves were not material.

BRAZILIAN TAX MATTERS

Banco Commercial Investment Trust do Brasil S.A. (“Banco CIT”), CIT’s Brazilian bank subsidiary, was sold in a stock sale in the fourth quarter of 2015, thereby transferring the legal liabilities of Banco CIT to the buyer.  Under the terms of the stock sale, CIT remains liable for indemnification to the buyer for any losses resulting from certain  tax appeals relating to disputed local tax assessments on leasing services and importation of equipment (the “ICMS Tax Appeals”).

ICMS Tax Appeals

Notices of infraction were received relating to the payment of Imposto sobre Circulaco de Mercadorias e Servicos (“ICMS”) taxes charged by states in connection with the importation of equipment. The state of São Paulo claims that Banco CIT should have paid it ICMS tax for tax years 2006 — 2009 because Banco CIT, the purchaser, was located in São Paulo.  Instead, Banco CIT paid ICMS tax to the states of Espirito Santo where the imported equipment arrived. A regulation issued by São Paulo in December 2013 reaffirms a 2009 agreement by São Paulo to conditionally recognize ICMS tax payments made to Espirito Santo. One of the pending notices of infraction against Banco CIT related to taxes paid to Espirito Santo was extinguished in May 2014. Another assessment related to taxes paid to Espirito Santo in the amount of 71.1 million Reais ($18.0 million) was upheld in a ruling issued by the administrative court in May 2014. That ruling has been appealed. Another assessment related to taxes paid to Espirito Santo in the amount of 5.8 million Reais ($1.5 million) is pending.  Petitions seeking recognition of the taxes paid to Espirito Santo have been filed in a general amnesty program. The amounts claimed by São Paulo collectively for open ICMS tax assessments and penalties are approximately 76.9 million Reais ($19.4 million) for goods imported into the state of Espirito Santo from 2006 — 2009.

ISS Tax Appeals

Notices of infraction were received relating to the payment of Imposto sobre Serviços (“ISS”), charged by municipalities in connection with services. The Brazilian municipalities of Itu and Cascavel claim that Banco CIT should have paid them ISS tax on leasing services for tax years 2006 — 2011. Instead, Banco CIT paid the ISS tax to Barueri, the municipality in which it is domiciled in São Paulo, Brazil. The disputed issue is whether the ISS tax should be paid to the municipality in which the leasing company is located or the municipality in which the services were rendered or the customer is located. One of the pending ISS tax matters was resolved in favor of Banco CIT in April 2014. The amounts claimed by the taxing authorities of Itu and Cascavel collectively for open tax assessments and penalties are approximately 533,000 Reais (approximately $135,000). Favorable legal precedent in a similar tax appeal has been issued by Brazil’s highest court resolving the conflict between municipalities.

ICMS Tax Rate Appeal

A notice of infraction was received relating to São Paulo’s challenge of the ICMS tax rate paid by Banco CIT for tax years 2004 — 2007. São Paulo alleges that Banco CIT paid a lower rate of ICMS tax on imported equipment than was required (8.8% instead of 18%). Banco CIT challenged the notice of infraction and was partially successful based upon the type of equipment imported. Banco CIT has commenced a judicial proceeding challenging the unfavorable portion of the administrative ruling. The amount claimed by São Paulo for tax assessments and penalties is approximately 4 million Reais (approximately $1.0 million).

HUD OIG INVESTIGATION

In 2009, OneWest Bank acquired the reverse mortgage loan portfolio and related servicing rights of Financial Freedom Senior Funding Corporation, including HECM loans, from the FDIC as Receiver for IndyMac Federal Bank. HECM loans are insured by the Federal Housing Administration (“FHA”), administered by the Department of Housing and Urban Development (“HUD”). Subject to certain requirements, the loans acquired from the FDIC are covered by indemnification agreements. In addition, Financial Freedom is the servicer of HECM loans owned by the Federal National Mortgage Association (FNMA) and other third party investors. In the third and fourth quarters of 2015, HUD’s Office of Inspector General (“OIG”), served subpoenas on the Company regarding HECM loans. The subpoenas request documents and other information related to the servicing of HECM loans and the curtailment of interest payments on HECM loans. The Company is responding to the subpoenas and does not have sufficient information to make an assessment of the outcome or the impact of the HUD OIG investigation.

Servicer Obligations

As a servicer of residential mortgage loans, the Company is exposed to contingent obligations for breaches of servicer obligations as set forth in industry regulations established by HUD and FHA and in servicing agreements with the applicable counterparties, such as Fannie Mae and other investors, which could include fees imposed for failure to comply with foreclosure timeframe requirements.

The Company has established reserves for contingent servicing-related liabilities associated with continuing operations.  While the Company believes that such accrued liabilities are adequate, it is reasonably possible that such losses could ultimately exceed the Company’s liability for probable and reasonably estimable losses by up to approximately $5 million.

Indemnification Obligations

In connection with the OneWest acquisition, CIT assumed the obligation to indemnify Ocwen Loan Servicing, LLC (“Ocwen”) against certain claims that may arise from servicing errors which are deemed attributable to the period prior to June 2013, when OneWest sold its servicing business to Ocwen, such as repurchase demands, non-recoverable servicing advances and compensatory fees imposed by the GSEs for servicer delays in completing the foreclosure process within the prescribed timeframe established by the servicer guides or agreements. The Company’s indemnification obligations to Ocwen, exclusive of losses or repurchase obligations and certain Agency fees, are limited to an aggregate amount of $150.0 million and expire three years from closing (February 2017). Ocwen is responsible for liabilities arising from servicer obligations following the service transfer date because substantially all risks and rewards of ownership have been transferred, except for certain Agency fees or loan repurchase amounts on foreclosures completed on or before 90 days following the applicable transfer date. As of December 31, 2015, the cumulative indemnification obligation totaled approximately $47.0 million, which reduced the Company’s $150.0 million maximum potential indemnity obligation to Ocwen.  Because of the uncertainty in the ultimate resolution and estimated amount of the indemnification obligation, it is reasonably possible that the obligation could exceed the Company’s recorded liability by up to approximately $15 million.

In addition, CIT assumed OneWest Bank’s obligations to indemnify Specialized Loan Servicing, LLC (“SLS”) against certain claims that may arise that are attributable to the period prior to September 2013, the servicing transfer date, when OneWest sold a portion of its servicing business to SLS, such as repurchase demands and non-recoverable servicing advances. SLS is responsible for substantially all liabilities arising from servicer obligations following the service transfer date.